RISK MANAGEMENT POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of foreign currencies
	Current assets	Current liabilities
ILS	483	996
COP	5,354	5,529
MXN	4,788	14,164
GBP	14	-
PAB	922	1,214
ARS	1,368	1,361
USD	-	57
Total	12,929	23,321

12/31/2021

	Current assets	Current liabilities
ILS	150	829
COP	1,337	2,427
MXN	1,734	6,699
GBP	-	1
ARS	290	1,444
USD	85,763	158
Total	89,274	11,558

Disclosure of sensitivity analysis

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2022	Income statement	Equity	Income statement	Equity
COP/EUR	5,130.56	18	-	(18)	-
MXN/EUR	20.65	938	-	(938)	-
GBP/EUR	0.88	1	-	(1)	-
USD/EUR	1.07	4,224	-	(4,224)	-
ARS/EUR	188.96	273	-	(273)	-
ILS/EUR	3.75	51	-	(51)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2021	Income statement	Equity	Income statement	Equity
COP/EUR	4,509.0	109	-	(109)	-
MXN/EUR	23.0	496	-	(496)	-
GBP/EUR	0.8	-	-	-	-
USD/EUR	1.1	8,592	-	(8,592)	-
ARS/EUR	116.0	173	-	(173)	-
ILS/EUR	4.0	55	-	(55)	-

Thousands of euros		Sensitivity -10%		Sensitivity +10%
Currency	Exchange rate 12/31/2020	Income statement	Equity	Income statement	Equity
COP/EUR	4,212.0	(44)	-	44	-
MXN/EUR	24.5	(212)	-	212	-
ILS/EUR	3.9	(6)	-	6	-